Goodwill and Intangible Assets - Summary of Estimated Future Amortization Expense (Details) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2021	$ 872
2022	872
2023	614
Total	$ 2,358	$ 149,948